Long-Term Investment	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENT

10. LONG-TERM INVESTMENT

	Equity investments accounted for using the equity method	Equity investments without readily determinable fair values
Balance as of December 31, 2021	$—	$—
Investment made(i)	2,972	—
Investment loss	(13)	—
Impairment loss of investment	(2,959)	—
Balance as of December 31, 2022	$—	$—
Investment made(ii)	—	15,918
Balance as of December 31, 2023	$—	$15,918
Impairment loss of investment(ii)	—	(15,918)
Balance as of December 31, 2024	$—	$—

(i)       In November 2022, the Group invested US$2.9 million (RMB20 million) in Shanghai OBS Culture and Technology Co., Ltd. (“Shanghai OBS”), a company focusing on technical development, software development and others, in exchange for 20% equity interests. As of December 31, 2022, the Group made full impairment on the long-term investment in Shanghai OBS.

(ii)     On December 28, 2023, The Group entered into an equity investment term sheet with W. Motors Automotive Group Holding Limited (“W. Motors”), a private company, pursuant to which the Group agreed to issue 308,171 Class B ordinary shares as consideration for its unpaid research and development service fees, and an additional 2,070,000 Class B ordinary shares in exchange for a 5% equity interest in W. Motors. As the Group has neither obtained control over nor been able to exert significant influence on the investee before or after the transaction, the investment is accounted for as a long-term equity investment without readily determinable fair values and measured at cost, and less impairment if any. Given that the fair value of the Group’s ordinary shares is more reliably measurable, being listed on a public exchange, the investment was initially recognized at the fair value of the shares issued by the Group, amounting to approximately US$15.9 million.

As of December 31, 2024, the Group made full impairment on the long-term investment in W. Motors due to the investee’s net liability position.